Related Party Transactions - Schedule of Compensation of Key Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Short-term employee benefits	$ 1,459	$ 4,255	$ 2,885
Other long-term benefit	6	13	7
Key Managerial Personnel Remuneration	$ 1,465	$ 4,268	$ 2,892